Stock Plans (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Summary of Stock Option and RSA Activity
Beginning Balance, Shares	31,861
Granted, shares	463
Exercised, shares	(13,672)
Forfeited, shares	(22)
Expired, shares	(15)
Ending Balance, Shares	18,615
Beginning balance, weighted average exercise price	$ 43.62
Granted, weighted average exercise price	$ 61.76
Exercised, weighted average exercise price	$ 42.39
Forfeitures, weighted average exercise price	$ 39.25
Expired, weighted average exercise price	$ 45.61
Ending balance, weighted average exercise price	$ 44.98
Options vested and expected to vest, shares	18,600
Options vested and expected to vest, Weighted Average Exercise Price	$ 44.98
Options exercisable, shares	16,842
Options exercisable, Weighted Average Exercise Price	$ 44.51
Beginning balance, shares	11,800
Granted, shares	3,867
Vested, shares	(5,559)
Forfeited, shares	(530)
Ending balance, shares	9,578
Beginning Balance, Weighted Average Grant Price	$ 40.31
Granted, Weighted Average Grant Price	$ 60.13
Vested, Weighted Average Grant Price	$ 33.24
Forfeited, Weighted Average Grant Price	$ 50.31
Ending Balance, Weighted Average Grant Price	$ 51.88